Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax [line items]
Reversal of previously recognized differences	$ (59,018)	$ (12,415)
Total deferred income tax recovery from operations	6,849	2,131
Income tax expense (recovery)	(269)	(2,475)
Current income tax expense [member]
Income tax [line items]
Current income tax expense related	(7,117)	(4,606)
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	65,866	14,546
Reversal of previously recognized differences	(59,018)	(12,415)
Total deferred income tax recovery from operations	$ 6,848	$ 2,131